Document and Entity Information	Aug. 11, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001304280
Document Type	8-K
Document Period End Date	Aug. 11, 2021
Entity Registrant Name	NOVELIS INC.
Entity Incorporation State Country Code	Z4
Entity File Number	001-32312
Entity Tax Identification Number	98-0442987
Entity Address, Address Line One	3560 Lenox Road
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	(404)
Local Phone Number	760-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false